Form N-1A Cover	Mar. 01, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	American Century International Bond Funds
Entity Central Index Key	0000880268
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 27, 2026
Prospectus Date	Mar. 01, 2026